UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2016 Unaudited

	Shares	Value
Common Stocks—90.7%
Consumer Discretionary—15.4%
Automobiles—0.5%
Ferrari NV	534,131	$29,243,568

Hotels, Restaurants & Leisure—0.8%
J.D. Wetherspoon plc	2,354,630	24,158,126
OPAP SA	2,800,583	26,119,957
		50,278,083

Household Durables—1.7%
Cairn Homes plc[1]	22,981,530	31,237,819
De’ Longhi SpA	1,895,149	42,062,802
SEB SA	269,330	36,166,438
		109,467,059

Internet & Direct Marketing Retail—6.8%
ASKUL Corp.	2,196,841	79,606,370
ASOS plc[1]	571,816	36,109,072
boohoo.com plc[1]	27,319,940	42,604,986
Ocado Group plc[1,2]	31,732,400	107,199,660
Qliro Group AB1,2	7,836,819	8,009,576
Rakuten, Inc.	6,293,700	62,675,584
Start Today Co. Ltd.	2,311,074	35,420,778
Yoox Net-A-Porter Group SpA[1]	1,146,667	30,842,105
Zalando SE1,3	990,167	36,898,614
		439,366,745

Media—0.6%
COOKPAD, Inc.	1,711,100	15,542,878
Next Co. Ltd.	3,448,100	24,600,003
		40,142,881

Multiline Retail—1.1%
B&M European Value Retail SA	15,556,950	48,432,395
Seria Co. Ltd.	322,600	23,155,610
		71,588,005

Specialty Retail—2.7%
Esprit Holdings Ltd.[1]	50,299,867	41,138,793
SuperGroup plc	3,837,440	73,684,975
USS Co. Ltd.	1,513,700	24,621,062
XXL ASA[3]	3,055,077	36,291,654
		175,736,484

Textiles, Apparel & Luxury Goods—1.2%
Asics Corp.	1,873,200	40,162,883
Salvatore Ferragamo SpA	1,817,199	39,098,807
		79,261,690

	Shares	Value
Consumer Staples—7.5%
Beverages—2.3%
Britvic plc	7,468,660	$53,405,459
Davide Campari-Milano SpA	2,426,023	23,335,726
Treasury Wine Estates Ltd.	8,687,907	69,344,123
		146,085,308

Food & Staples Retailing—2.0%
Ain Holdings, Inc.	1,163,400	82,448,148
Booker Group plc	21,961,710	47,310,350
		129,758,498

Food Products—2.6%
Ariake Japan Co. Ltd.	1,610,100	81,600,246
Aryzta AG1	328,528	13,998,065
Calbee, Inc.	1,147,800	36,076,095
Greencore Group plc	10,015,290	36,402,984
Pescanova SA1	138,481	1,468
		168,078,858

Household Products—0.4%
Rohto Pharmaceutical Co. Ltd.	2,056,833	29,043,474

Personal Products—0.2%
Colgate-Palmolive India Ltd.	1,000,000	13,640,714

Financials—9.0%
Capital Markets—1.2%
3i Group plc	7,232,128	62,313,640
Avanza Bank Holding AB	414,919	15,745,404
		78,059,044

Commercial Banks—2.2%
Bank of Ireland[1]	246,347,219	52,479,310
Bankinter SA	5,494,677	41,300,498
Metro Bank plc[1]	1,103,380	45,042,517
		138,822,325

Consumer Finance—0.5%
Shriram Transport Finance Co. Ltd.	2,576,459	33,951,944

Insurance—3.8%
Bajaj Finserv Ltd.	407,129	17,784,055
Baloise Holding AG	369,459	44,421,528
Euler Hermes Group	406,790	34,167,557

1 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Grupo Catalana Occidente SA	2,192,719	$65,837,594
Helvetia Holding AG	113,126	58,636,217
St James’s Place plc	2,379,068	27,919,913
		248,766,864

Real Estate Investment Trusts (REITs)—0.7%
Hibernia REIT plc[2]	38,486,294	47,642,367

Real Estate Management & Development—0.6%
DLF Ltd.	11,183,062	18,880,719
Oberoi Realty Ltd.	4,829,461	20,168,094
		39,048,813

Health Care—23.4%
Biotechnology—5.6%
Abcam plc	7,624,710	79,039,206
Ablynx NV1	1,186,009	12,375,082
Amarin Corp. plc, ADR[1]	6,475,720	20,981,333
ARIAD Pharmaceuticals, Inc.[1]	1,852,920	24,977,362
FibroGen, Inc.[1]	351,750	7,791,262
Five Prime Therapeutics, Inc.[1]	390,060	22,436,251
Galapagos NV1	746,282	44,155,525
Genmab AS1	234,271	40,472,790
Medivir AB, Cl. B1	399,920	3,219,636
Neurocrine Biosciences, Inc.[1]	490,110	22,765,610
Ophthotech Corp.[1]	183,430	5,622,130
Prothena Corp. plc, ADR[1]	166,170	9,807,353
Radius Health, Inc.[1]	297,920	15,855,302
Repligen Corp.[1]	1,335,160	42,992,152
Zealand Pharma AS1	596,935	9,361,709
		361,852,703

Health Care Equipment & Supplies—6.6%
Ambu AS, Cl. B	1,241,011	48,017,154
BioMerieux	391,420	54,407,116
Carl Zeiss Meditec AG	2,518,687	86,251,054
DBV Technologies SA1	754,989	54,949,540
DENTSPLY SIRONA, Inc.	929,029	54,050,907
Hogy Medical Co. Ltd.	265,600	15,712,294
Mazor Robotics Ltd., ADR[1]	749,930	17,578,359

	Shares	Value
Health Care Equipment & Supplies (Continued)
Ossur HF	19,965,567	$68,840,462
STRATEC Biomedical AG2	615,133	28,637,545
		428,444,431

Life Sciences Tools & Services—4.6%
Bio-Techne Corp.	218,540	23,025,374
Bruker Corp.	1,788,880	40,571,798
Genfit[1]	449,840	8,800,660
Lonza Group AG1	798,846	142,687,552
MorphoSys AG1	278,473	12,388,723
Tecan Group AG	448,416	70,729,881
		298,203,988

Pharmaceuticals—6.6%
BTG plc[1]	2,885,860	21,080,426
Dechra Pharmaceuticals plc	865,180	13,791,218
Faes Farma SA	4,740,499	16,931,614
H. Lundbeck AS1	2,738,551	104,443,793
Ipsen SA	527,990	35,785,793
KYORIN Holdings, Inc.	769,500	16,414,439
Kyowa Hakko Kirin Co. Ltd.	3,388,000	49,240,784
Medicines Co. (The)[1]	601,740	21,121,074
Nippon Shinyaku Co. Ltd.	1,369,000	64,597,014
Santen Pharmaceutical Co. Ltd.	1,185,800	14,703,517
UCB SA	418,319	26,852,224
Vectura Group plc[1]	25,979,966	46,393,630
		431,355,526

Industrials—16.2%
Aerospace & Defense—1.2%
CAE, Inc.	5,373,778	79,248,524

Air Freight & Couriers—1.1%
Panalpina Welttransport Holding AG	556,245	69,213,603

Building Products—1.3%
Belimo Holding AG	12,149	35,191,956
LIXIL Group Corp.	2,208,000	49,895,413
		85,087,369

Commercial Services & Supplies—1.0%
Mitsubishi Pencil Co. Ltd.	1,303,500	67,785,592

2 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Construction & Engineering—0.8%
Balfour Beatty plc	14,788,410	$49,380,515

Machinery—5.2%
Burckhardt Compression Holding AG	115,059	27,731,159
Harmonic Drive Systems, Inc.	921,700	24,519,545
Hoshizaki Corp.	753,500	64,176,697
IMI plc	4,221,390	51,071,386
Metso OYJ	1,534,301	43,264,463
Nabtesco Corp.	1,213,300	31,343,850
OSG Corp.	1,142,700	22,920,873
Spirax-Sarco Engineering plc	755,469	40,313,386
Wartsila OYJ Abp	710,470	29,946,476
		335,287,835

Trading Companies & Distributors—4.1%
Brenntag AG	801,278	41,992,452
Bunzl plc	1,315,622	33,824,572
Cramo OYJ	2,164,550	54,135,573
Howden Joinery Group plc	8,901,040	39,977,708
IMCD Group NV	800,121	32,314,613
MonotaRO Co. Ltd.	1,149,900	24,868,831
Travis Perkins plc	2,523,231	42,254,542
		269,368,291

Transportation Infrastructure—1.5%
Flughafen Zuerich AG	393,670	67,611,167
Groupe Eurotunnel SE	3,074,270	26,969,500
		94,580,667

Information Technology—15.0%
Electronic Equipment, Instruments, & Components—3.5%
Cognex Corp.	849,310	50,712,300
Halma plc	1,530,141	18,020,235
Renishaw plc	773,270	23,921,679
Topcon Corp.	2,531,100	37,525,395
Yaskawa Electric Corp.	2,995,700	46,915,115
Yokogawa Electric Corp.	3,508,400	49,814,113
		226,908,837

Internet Software & Services—3.2%
Gurunavi, Inc.	636,900	13,495,772
Infomart Corp.[1]	24,800	257,442

	Shares	Value
Internet Software & Services (Continued)
Istyle, Inc.[2]	5,267,100	$34,972,839
Moneysupermarket.com Group plc	15,011,032	49,747,586
XING AG2	380,318	70,690,602
Zoopla Property Group plc[3]	8,658,040	36,199,047
		205,363,288

IT Services—2.6%
Altran Technologies SA1	2,254,100	28,720,366
Obic Co. Ltd.	1,635,300	73,213,910
SCSK Corp.	969,708	34,082,312
Tech Mahindra Ltd.	4,772,963	33,994,776
		170,011,364

Semiconductors & Semiconductor Equipment—1.1%
Disco Corp.	211,600	25,531,505
Rohm Co. Ltd.	847,800	47,453,929
		72,985,434

Software—4.5%
Cyient Ltd.	4,578,036	33,247,794
Globant SA1	897,985	30,764,966
Nemetschek SE	1,093,705	60,514,494
Nice Ltd., Sponsored ADR	1,512,750	99,523,823
OBIC Business Consultants Co. Ltd.	1,081,200	46,263,679
SimCorp AS	512,376	24,475,888
		294,790,644

Technology Hardware, Storage & Peripherals—0.1%
Tobii AB1	644,295	4,890,125

Materials—3.6%
Chemicals—3.6%
Bayer CropScience Ltd.	355,669	21,250,792
Johnson Matthey plc	616,344	24,235,656
Koninklijke DSM NV	824,769	49,845,738
LANXESS AG	671,875	41,524,087
PI Industries Ltd.	2,588,639	33,037,109
Sika AG	4,969	24,109,449
Symrise AG	692,312	41,884,252
		235,887,083

3 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Telecommunication Services—0.6%
Diversified Telecommunication Services—0.6%
VZ Holding AG	123,691	$38,753,933
Total Common Stocks (Cost $5,209,867,783)		5,887,382,476

Preferred Stock—0.3%
Sartorius AG, Preference (Cost $3,802,002)	281,992	20,953,581

	Shares	Value
Investment Company—8.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.29%[2,4] (Cost $561,865,010)	561,865,010	$561,865,010

Total Investments, at Value (Cost $5,775,534,795)	99.7%	6,470,201,067
Net Other Assets (Liabilities)	0.3	17,980,696
Net Assets	100.0%	$6,488,181,763

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares November 30, 2016
Hibernia REIT plc	38,486,294	—	—	38,486,294
Istyle, Inc.	5,267,100	—	—	5,267,100
Ocado Group plc	31,732,400	—	—	31,732,400
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	459,077,211	303,908,052	201,120,253	561,865,010
Qliro Group AB	7,836,819	—	—	7,836,819
STRATEC Biomedical AG	544,887	70,246	—	615,133
XING AG	380,318	—	—	380,318

	Value	Income
Hibernia REIT plc	$47,642,367	$—
Istyle, Inc.	34,972,839	—
Ocado Group plc	107,199,660	—
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	561,865,010	392,042
Qliro Group AB	8,009,576	—
STRATEC Biomedical AG	28,637,545	—
XING AG	70,690,602	—
Total	$859,017,599	$392,042

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $109,389,315 or 1.69% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

4 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$1,390,657,992	21.5%
United Kingdom	1,088,999,488	16.8
United States	924,551,499	14.3
Switzerland	593,084,511	9.2
Germany	441,735,404	6.8
France	279,966,969	4.3
Denmark	226,771,333	3.5
India	225,955,997	3.5
Ireland	198,551,167	3.1
Italy	164,583,007	2.5
Finland	127,346,513	2.0
Spain	124,071,173	1.9
Israel	117,102,182	1.8
Belgium	83,382,832	1.3
Netherlands	82,160,350	1.3
Canada	79,248,524	1.2
Australia	69,344,123	1.1
Iceland	68,840,462	1.1
Luxembourg	48,432,395	0.7
Hong Kong	41,138,793	0.6
Norway	36,291,654	0.6
Sweden	31,864,742	0.5
Greece	26,119,957	0.4
Total	$6,470,201,067	100.0%

5 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2016 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official

6 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

7 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

8 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$995,084,515	$—	$995,084,515
Consumer Staples	—	486,605,384	1,468	486,606,852
Financials	—	586,291,357	—	586,291,357
Health Care	329,576,267	1,190,280,381	—	1,519,856,648
Industrials	79,248,524	970,703,872	—	1,049,952,396
Information Technology	181,258,531	793,691,161	—	974,949,692
Materials	—	235,887,083	—	235,887,083
Telecommunication Services	—	38,753,933	—	38,753,933
Preferred Stock	—	20,953,581	—	20,953,581
Investment Company	561,865,010	—	—	561,865,010

Total Assets	$1,151,948,332	$5,318,251,267	$1,468	$6,470,201,067

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

9 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

10 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

5. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,778,338,719
Federal tax cost of other investments	1,180,149

Total federal tax cost	$5,779,518,868

Gross unrealized appreciation	$1,364,253,767
Gross unrealized depreciation	(673,241,313)

Net unrealized appreciation	$691,012,454

11 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/13/2017